Average Annual Total Returns (Vanguard S&P Small-Cap 600 Index Fund Institutional)	Vanguard S&P Small-Cap 600 Index Fund Vanguard S&P Small-Cap 600 Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard S&P Small-Cap 600 Index Fund Vanguard S&P Small-Cap 600 Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard S&P Small-Cap 600 Index Fund Vanguard S&P Small-Cap 600 Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	S&P SmallCap 600 Index Vanguard S&P Small-Cap 600 Index Fund Vanguard S&P Small-Cap 600 Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.18%	40.82%	23.50%	41.31%
Since Inception	16.77%	16.49%	13.14%	16.91%